Parametric
Commodity Strategy Fund
March 31, 2024
Consolidated Portfolio of Investments (Unaudited)

Exchange-Traded Funds — 5.5%
Security	Shares	Value
Equity Funds — 5.5%
SPDR Gold MiniShares Trust(1)	1,577,000	$ 69,466,849
Total Exchange-Traded Funds (identified cost $54,345,417)		$ 69,466,849

Short-Term Investments — 85.2%
Affiliated Fund — 16.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	208,657,112	$ 208,657,112
Total Affiliated Fund (identified cost $208,657,112)		$ 208,657,112

U.S. Treasury Obligations — 68.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/9/24	$23,830	$ 23,697,590
0.00%, 5/16/24(3)	70,000	69,542,911
0.00%, 6/4/24	23,830	23,611,378
0.00%, 6/6/24	15,130	14,985,414
0.00%, 6/13/24	63,750	63,076,434
0.00%, 7/11/24	41,830	41,226,788
0.00%, 8/1/24	15,130	14,865,222
0.00%, 8/8/24	129,410	127,036,338
0.00%, 9/5/24	47,660	46,597,052
0.00%, 10/31/24	15,130	14,687,551
0.00%, 1/23/25	23,830	22,890,166
0.00%, 2/20/25	15,130	14,474,845
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/25(4)	$35,990	$ 35,957,383
U.S. Treasury Inflation-Indexed Notes:(4)
0.125%, 7/15/24	129,867	130,027,821
0.50%, 4/15/24	140,605	140,685,623
U.S. Treasury Notes:
0.375%, 8/15/24	13,750	13,499,686
1.125%, 1/15/25	23,830	23,100,628
1.25%, 8/31/24	13,750	13,522,673
1.375%, 1/31/25	23,830	23,108,589
3.00%, 7/31/24	13,750	13,643,071
Total U.S. Treasury Obligations (identified cost $868,862,674)		$ 870,237,163
Total Short-Term Investments (identified cost $1,077,519,786)		$1,078,894,275
Total Investments — 90.7% (identified cost $1,131,865,203)		$1,148,361,124
Other Assets, Less Liabilities — 9.3%		$ 118,003,429
Net Assets — 100.0%		$1,266,364,553
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(3)	Security (or a portion thereof) has been pledged as collateral for open futures contracts.
(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	275	Long	5/31/24	$ 23,691,250	$ 1,389,927
Cocoa	267	Long	7/16/24	24,847,020	8,606,531
Coffee	648	Long	7/19/24	45,696,150	1,304,353
Copper	460	Long	7/29/24	46,448,500	1,793,425
Corn	2,024	Long	7/12/24	45,995,400	1,598,838
Cotton No. 2	478	Long	7/9/24	21,980,830	(373,008)

Parametric
Commodity Strategy Fund
March 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures (continued)
Feeder Cattle	83	Long	8/29/24	$ 10,741,237	$ (430,641)
Gold	106	Long	6/26/24	23,727,040	1,807,295
Kansas Wheat	396	Long	7/12/24	11,479,050	547,917
Lean Hogs	568	Long	6/14/24	23,049,440	1,317,333
Live Cattle	618	Long	6/28/24	44,557,800	(402,131)
LME Copper	202	Long	4/15/24	44,378,592	1,580,473
LME Copper	209	Long	5/13/24	46,118,672	2,295,703
LME Copper	208	Long	6/17/24	46,068,412	1,638,312
LME Lead	419	Long	4/15/24	21,284,363	(291,076)
LME Lead	412	Long	5/13/24	21,069,577	(728,317)
LME Lead	434	Long	6/17/24	22,269,842	(77,686)
LME Nickel	437	Long	4/15/24	43,517,386	874,081
LME Nickel	455	Long	5/13/24	45,487,670	1,780,334
LME Nickel	436	Long	6/17/24	43,792,677	(2,677,167)
LME Primary Aluminum	1,569	Long	4/15/24	90,488,937	927,906
LME Primary Aluminum	1,575	Long	5/13/24	91,388,588	3,747,189
LME Primary Aluminum	1,590	Long	6/17/24	92,801,940	3,836,670
LME Tin	86	Long	4/15/24	11,847,790	1,207,225
LME Tin	88	Long	5/13/24	12,164,240	1,152,595
LME Tin	83	Long	6/17/24	11,410,840	192,185
LME Zinc	694	Long	4/15/24	41,703,848	(2,629,358)
LME Zinc	754	Long	5/13/24	45,630,007	(52,356)
LME Zinc	724	Long	6/17/24	44,076,577	(758,417)
Low Sulphur Gasoil	571	Long	6/12/24	45,794,200	1,056,366
Natural Gas	2,278	Long	12/27/24	84,901,060	(7,053,428)
NY Harbor ULSD	416	Long	5/31/24	45,771,399	1,212,105
Palladium	226	Long	6/26/24	23,085,900	1,395,917
Platinum	492	Long	7/29/24	22,659,060	266,275
RBOB Gasoline	841	Long	5/31/24	94,963,197	6,479,309
Robusta Coffee	345	Long	5/24/24	12,002,550	1,365,835
Silver	735	Long	7/29/24	92,459,325	2,565,128
Soybean Meal	665	Long	7/12/24	22,676,500	510,406
Soybean Oil	1,593	Long	7/12/24	46,337,184	2,740,391
Soybeans	756	Long	7/12/24	45,558,450	1,750,491
Sugar No. 11	930	Long	6/28/24	23,071,440	1,295,423
Wheat	792	Long	7/12/24	22,799,700	1,056,944
White Sugar	385	Long	7/16/24	12,144,825	898,204
WTI Crude Oil	289	Long	5/21/24	23,819,380	1,477,938
LME Copper	(202)	Short	4/15/24	(44,378,592)	(2,152,386)
LME Copper	(209)	Short	5/13/24	(46,118,671)	(1,583,146)
LME Lead	(419)	Short	4/15/24	(21,284,362)	915,829
LME Lead	(412)	Short	5/13/24	(21,069,577)	32,651
LME Nickel	(437)	Short	4/15/24	(43,517,386)	(1,798,450)

Parametric
Commodity Strategy Fund
March 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures (continued)
LME Nickel	(455)	Short	5/13/24	$(45,487,670)	$ 2,806,850
LME Primary Aluminum	(1,569)	Short	4/15/24	(90,488,937)	(3,688,944)
LME Primary Aluminum	(1,575)	Short	5/13/24	(91,388,587)	(3,875,751)
LME Tin	(86)	Short	4/15/24	(11,847,790)	(1,118,645)
LME Tin	(88)	Short	5/13/24	(12,164,240)	(272,580)
LME Zinc	(694)	Short	4/15/24	(41,703,848)	313,601
LME Zinc	(754)	Short	5/13/24	(45,630,006)	941,275
					$36,715,743
Abbreviations:
LME	– London Metal Exchange
RBOB	– Reformulated Blendstock for Oxygenate Blending
ULSD	– Ultra-Low Sulfur Diesel
WTI	– West Texas Intermediate
Basis for Consolidation
The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at March 31, 2024 were $259,372,097 or 20.5% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.
The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including commodity futures contracts and commodity exchange-traded funds that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.
At March 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At March 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $208,657,112, which represents 16.5% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$66,269,993	$678,177,985	$(535,790,866)	$ —	$ —	$208,657,112	$2,491,776	208,657,112
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Parametric
Commodity Strategy Fund
March 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 69,466,849	$ —	$ —	$ 69,466,849
Short-Term Investments:
Affiliated Fund	208,657,112	—	—	208,657,112
U.S. Treasury Obligations	—	870,237,163	—	870,237,163
Total Investments	$278,123,961	$870,237,163	$ —	$1,148,361,124
Futures Contracts	$ 66,679,230	$ —	$ —	$ 66,679,230
Total	$344,803,191	$870,237,163	$ —	$1,215,040,354
Liability Description
Futures Contracts	$(29,963,487)	$ —	$ —	$ (29,963,487)
Total	$(29,963,487)	$ —	$ —	$ (29,963,487)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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